Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2025	$ 17,165
2026	17,165
2027	17,165
2028	17,165
2029	17,165
Thereafter	177,053
Total	$ 262,878	$ 148,584